UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22021
The Gabelli Healthcare & Wellness Rx Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Agnes Mullady
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Healthcare & WellnessRx Trust
First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Healthcare & WellnessRx Trust’s (the “Fund”) net asset value (“NAV”) total return was (6.1)% for the first quarter of 2009, compared with declines of 11.0%, 8.0%, and 10.5% for the Standard & Poor’s (“S&P”) 500 Index, the S&P 500 Health Care Index, and the S&P 500 Consumer Staples Index, respectively. The total return of the Fund’s publicly traded shares was (8.0)% during the first quarter. On March 31, 2009, the Fund’s NAV per share was $5.83, while the price of the publicly traded shares closed at $4.61 on the New York Stock Exchange.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

			Since
			Inception
	Quarter	1 Year	(06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	(6.12)%	(22.56)%	(15.78)%
Investment Total Return (c)	(7.98)	(30.08)	(26.19)
S&P 500 Index	(10.98)	(38.06)	(28.71	)(d)
S&P 500 Health Care Index	(8.00)	(19.74)	(17.43)
S&P 500 Consumer Staples Index	(10.54)	(22.64)	(10.52)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology and life sciences stock performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $8.00.

(d)	From June 30, 2007, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 87.7%
	Beverages — 6.8%
45,000	Dr. Pepper Snapple Group Inc.†	$760,950
12,000	Hansen Natural Corp.†	432,000
70,000	ITO EN Ltd.	852,149
6,000	ITO EN Ltd., Preference	52,068
12,000	PepsiCo Inc.	617,760
14,000	The Coca-Cola Co.	615,300
133,000	Vitasoy International Holdings Ltd.	56,971

		3,387,198

	Biotechnology — 2.4%
25,000	3SBio Inc., ADR†	169,250
200	Arena Pharmaceuticals Inc.†	602
35,000	Array Biopharma Inc.†	92,400
7,000	Cephalon Inc.†	476,700
10,000	Crucell NV, ADR†	197,100
5,000	Gilead Sciences Inc.†	231,600
452,000	Neose Technologies Inc.	45,200

		1,212,852

	Chemicals — 0.7%
12,000	International Flavors & Fragrances Inc.	365,520

	Computer Software and Services — 0.1%
5,000	eResearchTechnology Inc.†	26,300

	Consumer Services and Supplies — 0.4%
12,000	Weight Watchers International Inc.	222,600

	Food — 27.8%
12,800	Cadbury plc, ADR	387,840
40,000	Campbell Soup Co.	1,094,400
105,000	Dean Foods Co.†	1,898,400
50,000	Del Monte Foods Co.	364,500
10,000	Diamond Foods Inc.	279,300
22,000	Flowers Foods Inc.	516,560
20,000	General Mills Inc.	997,600
22,000	Groupe Danone	1,071,545
15,000	H.J. Heinz Co.	495,900
40,000	Hain Celestial Group Inc.†	569,600
17,000	Kellogg Co.	622,710
16,000	Kerry Group plc, Cl. A	326,518
66,000	Kikkoman Corp.	548,083
59,000	Lifeway Foods Inc.†	472,000
100,000	Meiji Seika Kaisha Ltd. (a)	349,548
15,000	Morinaga Milk Industry Co. Ltd.	44,704
40,000	Nestlé SA	1,352,192
10,000	Parmalat SpA	20,607
6,000	Rock Field Co. Ltd.	72,496
84,400	Smart Balance Inc.†	509,776
15,000	The J.M. Smucker Co.	559,050
80,000	Tingyi (Cayman Islands) Holding Corp.	92,483
17,000	Wimm-Bill-Dann Foods OJSC, ADR†	540,770
40,000	YAKULT HONSHA Co. Ltd.	708,794

		13,895,376

	Food and Staples Retailing — 7.1%
6,000	Costco Wholesale Corp.	277,920
40,000	CVS Caremark Corp.	1,099,600
12,000	SUPERVALU Inc.	171,360
35,000	The Great Atlantic & Pacific Tea Co. Inc.†	185,850
1,000	Village Super Market Inc., Cl. A	31,170
10,000	Wal-Mart Stores Inc.	521,000
24,000	Walgreen Co.	623,040
37,000	Whole Foods Market Inc.	621,600

		3,531,540

	Health Care Equipment and Supplies — 16.8%
28,187	AMDL Inc.†	22,831
161,813	AMDL Inc.† (a)(b)	131,069
39,500	AngioDynamics Inc.†	443,980
3,000	Becton, Dickinson and Co.	201,720
30,000	Boston Scientific Corp.†	238,500
17,000	Covidien Ltd.	565,080
35,000	Cutera Inc.†	223,650
18,100	ev3 Inc.†	128,510
28,000	Greatbatch Inc.†	541,800
10,000	Henry Schein Inc.†	400,100
15,000	Hologic Inc†	196,350
27,000	Inverness Medical Innovations Inc.†	719,010
14,000	Kinetic Concepts Inc.†	295,680
15,000	Medical Action Industries Inc.†	124,350
261,900	Medical Nutrition USA Inc.†	429,516
9,000	Medtronic Inc.	265,230
34,000	Micrus Endovascular Corp.†	202,980
550,000	Northstar Neuroscience Inc.†	1,050,500
12,000	Orthofix International NV†	222,240
21,000	St. Jude Medical Inc.†	762,930
4,000	Stryker Corp.	136,160
7,500	Thermo Fisher Scientific Inc.†	267,525
78,000	Vascular Solutions Inc.†	477,360
9,000	Zimmer Holdings Inc.†	328,500

		8,375,571

	Health Care Providers and Services — 12.8%
14,000	Aetna Inc.	340,620
12,000	Amedisys Inc.†	329,880
9,000	AmerisourceBergen Corp.	293,940
See accompanying notes to schedule of investments.

2

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
8,000	Cardinal Health Inc.	$251,840
3,000	Chemed Corp.	116,700
376,100	Continucare Corp.†	714,590
12,000	Express Scripts Inc.†	554,040
15,000	Genoptix Inc.†	409,200
14,000	Healthways Inc.†	122,780
12,000	IMS Health Inc.	149,640
10,000	McKesson Corp.	350,400
9,000	Medco Health Solutions Inc.†	372,060
301,400	Metropolitan Health Networks Inc.†	443,058
24,000	Omnicare Inc.	587,760
12,000	Owens & Minor Inc.	397,560
22,000	PSS World Medical Inc.†	315,700
31,200	UnitedHealth Group Inc.	653,016

		6,402,784

	Pharmaceuticals — 12.4%
11,000	Abbott Laboratories	524,700
30,000	Inspire Pharmaceuticals Inc.†	121,800
36,000	Johnson & Johnson	1,893,600
18,500	Matrixx Initiatives Inc.†	303,400
25,000	Mead Johnson Nutrition Co., Cl. A†	721,750
13,000	Merck & Co. Inc.	347,750
46,000	Pain Therapeutics Inc.†	193,200
3,000	Schering-Plough Corp.	70,650
12,000	Teva Pharmaceutical Industries Ltd., ADR	540,600
35,000	Wyeth	1,506,400

		6,223,850

	Real Estate Investment Trusts — 0.4%
6,000	Alexandria Real Estate Equities Inc.	218,400

	TOTAL COMMON STOCKS	43,861,991

	WARRANTS — 0.1%
	Health Care Equipment and Supplies — 0.1%
80,907	AMDL Inc., expire 03/05/11† (a)(b)	26,247

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 12.2%
	U.S. Treasury Bills — 7.0%
$3,531,000	U.S. Treasury Bills, 0.152% to 0.173%††, 06/04/09 to 07/02/09	$3,529,459

	U.S. Treasury Cash Management Bills — 5.2%
2,598,000	U.S. Treasury Cash Management Bills, 0.051% to 0.122%††, 04/29/09 to 06/24/09	2,597,183

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,126,642

TOTAL INVESTMENTS — 100.0% (Cost $65,995,601)		$50,014,880

	Aggregate book cost	$65,995,601

	Gross unrealized appreciation	$600,230
	Gross unrealized depreciation	(16,580,951)

	Net unrealized appreciation/(depreciation)	$(15,980,721)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $506,864 or 1.01% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $157,316 or 0.31% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	83.7%	$41,843,841
Europe	8.9	4,437,172
Japan	5.2	2,627,843
Latin America	2.1	1,049,053
Asia/Pacific	0.1	56,971

Total Investments	100.0%	$50,014,880

See accompanying notes to schedule of investments.

3

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices	$43,512,444
Level 2 – Other Significant Observable Inputs	6,152,888
Level 3 – Significant Unobservable Inputs	349,548

Total	$50,014,880

4

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/or out of Level 3	$349,548

Balance as of 03/31/09	$349,548

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$142,237

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,540,875 which are available to reduce future required distributions of net capital gains to shareholders through 2016.

5

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
AND YOUR PERSONAL PRIVACY
Who are we?
The Gabelli Healthcare & WellnessRx Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS
THE GABELLI HEALTHCARE & WELLNESSRx TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

Dr. Thomas E. Bratter
President & Founder, John Dewey Academy

Anthony J. Colavita
Attorney-at-Law,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Robert C. Kolodny, MD
Physician, Author, and Lecturer,
General Partner of KBS Partnership

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert Secretary

Carter W. Austin
Vice President

Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
President & Treasurer

David I. Schachter
Vice President

Adam E. Tokar
Assistant Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing
Common

NYSE–Symbol:	GRX
Shares Outstanding:	8,474,459

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI HEALTHCARE & WELLNESS RxTRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com First Quarter Report March 31, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Healthcare & Wellness Rx Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer and
Principal Financial Officer
Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer and
Principal Financial Officer
Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.